Derivative Financial Instruments - Cash Flow Sensitivity (Detail) ₺ in Thousands	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)
Cash flow sensitivity analysis for variable rate instruments [line items]
Change in interest rate for sensitivity analysis	0.0100
Change in foreign exchange for sensitivity analysis	10.00%
Interest rate risk and currency risk [member] | Derivative financial instruments
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ 86,595	₺ 44,701
Increase (decrease) in profit (loss) due to potential decrease in interest rate	141,897	348,119
Increase (decrease) in equity due to potential increase in interest rate	548,159	1,639,960
Increase (decrease) in equity due to potential decrease in interest rate	563,736	1,636,734
Interest rate risk and currency risk [member] | Participating cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	(51,444)	(61,841)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	12,874	(41,299)
Increase (decrease) in equity due to potential increase in interest rate	555,829	1,245,373
Increase (decrease) in equity due to potential decrease in interest rate	572,421	1,297,102
Interest rate risk and currency risk [member] | Cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	138,039	106,742
Increase (decrease) in profit (loss) due to potential decrease in interest rate	129,023	389,418
Increase (decrease) in equity due to potential increase in interest rate	(7,670)	389,587
Increase (decrease) in equity due to potential decrease in interest rate	₺ (8,685)	₺ 339,632